Subsequent Events - Summarized Results of Operations for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues						$ 8
Operating loss						(26)
Loss from operations before income taxes						(26)
Benefit for income taxes						9
Loss from operations						(17)
Gain/(Loss) on sale, net of tax				1	[1]	(5)	[1]
Income/(Loss) from discontinued operations, net of tax	(3)	(2)	(7)	1		(22)
Subsequent event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues			22	25		31
Operating loss			(10)	(2)		(27)
Loss from operations before income taxes			(10)	(2)		(27)
Benefit for income taxes			4	1		9
Loss from operations			(6)	(1)		(18)
Net (loss)/income attributable to noncontrolling interests			(1)	1		1
Gain/(Loss) on sale, net of tax				1		(5)
Income/(Loss) from discontinued operations, net of tax	$ (3)		$ (7)	$ 1		$ (22)

[1]	The gain for the year ended December 31, 2011 primarily related to a Publications property that was previously sold. The $5 million loss (net of a tax benefit of $3 million) for the year ended December 31, 2010 includes the net loss on the sale of the remaining Publications properties.